Investment Objectives and Goals	Feb. 28, 2026
Huber Select Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	HUBER SELECT LARGE CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Huber Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	HUBER SMALL CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Huber Small Cap Value Fund (the “Small Cap Value Fund”) seeks to achieve capital appreciation.
Huber Large Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	HUBER LARGE CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Huber Large Cap Value Fund (the “Large Cap Value Fund”) seeks to achieve current income and capital appreciation.
Huber Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	HUBER MID CAP VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) seeks to achieve current income and capital appreciation.